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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
			MANAGEMENT INVESTMENT COMPANY

Investment Company Act file
number                              811-21435
-----------------------------------------------------------------

                       GENERAL ELECTRIC S&S INCOME FUND
------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              3001, SUMMER STREET,STAMFORD, CONNECTICUT, 06905
-------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


GE ASSET MANAGEMENT,3001, SUMMER STREET,STAMFORD,CONNECTICUT, 06905
------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant"s telephone number, including area code: 800-242-0134
                                            ----------------------------


Date of fiscal year end: 12/31
                        ---------------------------

Date of reporting period: :  03/31/09
                          -------------------------


ITEM 1. SCHEDULE OF INVESTMENTS



                                 S&S Income Fund

   Schedule of Investments (dollars in thousands) - March 31, 2009 (unaudited)

                                                                                      Principal                Value
                                                                                       Amount
Bonds and Notes - 99.0%
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasuries - 21.2% U.S. Treasury Bonds
3.50%                                                    02/15/39                     $ 28,915               $ 28,572
4.38%                                                    02/15/38                        6,858                  7,790
4.50%                                                    05/15/38                       34,562                 40,351
U.S. Treasury Notes
0.77%                                                    02/28/11                      104,933                105,133 (c)
0.99%                                                    01/31/11                       11,298                 11,323 (c)
1.25%                                                    11/30/10                        1,936                  1,951
1.75%                                                    01/31/14                       99,988                100,668
1.88%                                                    02/28/14                       45,303                 45,799
2.63%                                                    02/29/16                       27,865                 28,577
2.75%                                                    02/15/19                       41,139                 41,364
3.50%                                                    02/15/18                          903                    968
3.63%                                                    10/31/09                       37,225                 37,898
3.75%                                                    11/15/18                        6,341                  6,912
4.50%                                                    11/15/10 - 05/15/17             1,712                  1,933
4.63%                                                    11/15/09 - 10/31/11            24,735                 26,175
                                                                                                              485,414

Federal Agencies - 10.2%
Federal Home Loan Banks
5.00%                                                    11/17/17                        9,790                 10,697 (g)
Federal Home Loan Mortgage Corp.
4.13%                                                    12/21/12 - 09/27/13            35,132                 37,750 (g)
4.88%                                                    02/09/10                       39,085                 40,387 (g)
5.13%                                                    11/17/17                       45,800                 51,097 (g)
Federal National Mortgage Assoc.
2.75%                                                    03/13/14                       21,142                 21,394
3.63%                                                    02/12/13                       13,604                 14,403
3.88%                                                    07/12/13                       55,308                 59,021
                                                                                                              234,749

Agency Mortgage Backed - 31.2%
Federal Home Loan Mortgage Corp.
4.50%                                                    06/01/33 - 02/01/35             4,551                  4,654 (g)
5.00%                                                    03/01/35 - 10/01/35            10,155                 10,508
5.50%                                                    05/01/20 - 03/01/38            21,920                 22,983 (g)
6.00%                                                    04/01/17 - 11/01/37            28,624                 30,003 (g)
6.50%                                                    01/01/27 - 08/01/36             8,024                  8,507 (g)
7.00%                                                    10/01/16 - 08/01/36             2,987                  3,194 (g)
7.50%                                                    11/01/09 - 09/01/33               601                    642 (g)
8.00%                                                    11/01/30                           12                     13 (g)
8.50%                                                    04/01/30 - 05/01/30                39                     42 (g)
9.00%                                                    05/01/16 - 11/01/16               165                    181 (g)
5.50%                                                    TBA                            70,095                 72,724 (b)
Federal National Mortgage Assoc.
4.00%                                                    05/01/19 - 06/01/19             4,029                  4,120 (g)
4.50%                                                    05/01/18 - 02/01/35            20,280                 20,900 (g)
4.50%                                                    02/01/20                          619                    639 (g,j)
5.00%                                                    07/01/20 - 08/01/35            18,541                 19,195 (g)
5.26%                                                    04/01/37                        2,618                  2,706 (h)
5.47%                                                    04/01/37                          175                    181 (h)
5.49%                                                    04/01/37                        2,242                  2,325 (h)
5.50%                                                    01/01/14 - 04/01/38            35,301                 36,868 (g)
5.50%                                                    06/01/20                          639                    671 (g,j)
5.52%                                                    04/01/37                          972                  1,006 (h)
5.54%                                                    04/01/37                        2,199                  2,278 (h)
5.56%                                                    04/01/37                        2,619                  2,720 (h)
5.63%                                                    03/01/37                          206                    214 (h)
5.69%                                                    04/01/37                        2,052                  2,126 (h)
5.72%                                                    04/01/37                        1,043                  1,083 (h)
6.00%                                                    02/01/14 - 03/01/38            55,691                 58,341 (g)
6.00%                                                    10/01/34 - 03/01/35             2,675                  2,806 (g,j)
6.04%                                                    10/01/37                        3,459                  3,587 (h)
6.50%                                                    01/01/14 - 08/01/36            30,777                 32,611 (g)
6.50%                                                    10/01/34 - 12/01/34               582                    616 (g,j)
7.00%                                                    08/01/13 - 06/01/36             9,291                  9,977 (g)
7.00%                                                    10/01/34                          104                    111 (g,j)
7.50%                                                    12/01/09 - 03/01/34             2,928                  3,155 (g)
8.00%                                                    12/01/11 - 11/01/33             1,590                  1,719 (g)
8.50%                                                    04/01/30 - 05/01/31               219                    240 (g)
9.00%                                                    06/01/09 - 12/01/22             1,006                  1,094 (g)
4.50%                                                    TBA                            40,730                 41,671 (b)
5.00%                                                    TBA                            69,096                 71,461 (b)
5.50%                                                    TBA                           121,757                126,409 (b)
6.00%                                                    TBA                            47,888                 50,013 (b)
6.50%                                                    TBA                             6,768                  7,128 (b)
7.00%                                                    TBA                             6,130                  6,521 (b)
Government National Mortgage Assoc.
4.13%                                                    11/20/21 - 10/20/25                18                     18 (g,h)
4.50%                                                    08/15/33 - 09/15/34             8,045                  8,257 (g)
4.63%                                                    08/20/23 - 09/20/24                18                     18 (g,h)
5.00%                                                    08/15/33                        1,865                  1,939 (g,j)
5.38%                                                    05/20/21 - 04/20/24                23                     24 (g,h)
6.00%                                                    04/15/27 - 09/15/36             4,785                  5,029 (g)
6.50%                                                    04/15/19 - 09/15/36             7,319                  7,728 (g)
6.50%                                                    06/15/34 - 08/15/34               174                    182 (g,j)
7.00%                                                    03/15/12 - 10/15/36             3,586                  3,798 (g)
7.00%                                                    06/15/34                           61                     65 (g,j)
7.50%                                                    11/15/22 - 10/15/33               845                    913 (g)
8.00%                                                    11/15/29 - 06/15/30                14                     16 (g)
8.50%                                                    10/15/17                          557                    600 (g)
9.00%                                                    11/15/16 - 12/15/21             1,532                  1,652 (g)
5.50%                                                    TBA                            17,045                 17,737 (b)
                                                                                                              715,919

Agency Collateralized Mortgage Obligations - 1.9%
Collateralized Mortgage Obligation Trust (Class B)
1.51%                                                    11/01/18                          263                    252 (c,e,g)
Federal Home Loan Mortgage Corp.
0.25%                                                    09/25/43                       18,076                    114 (f,g,h,k)
4.50%                                                    11/15/13 - 03/15/19             6,398                    376 (f,g,k)
4.52%                                                    11/15/37                        5,319                  4,689 (c,e)
5.00%                                                    10/15/14 - 12/01/34            34,628                  3,030 (f,g,k)
5.00%                                                    05/15/38                        2,119                  2,161
5.50%                                                    04/15/17 - 06/15/33             5,442                    893 (f,g,k)
6.09%                                                    05/15/36                       10,123                    824 (f,h,k)
6.19%                                                    05/15/37                        8,842                    794 (f,h,k)
6.44%                                                    02/15/38                        9,012                    735 (f,h,k)
7.50%                                                    01/15/16                          294                    301 (g)
7.50%                                                    07/15/27                           65                     10 (f,g,k)
8.00%                                                    04/15/20                          179                    190 (g)
8.00%                                                    02/01/23 - 07/01/24               174                     31 (f,g,k)
9.27%                                                    12/15/33                        1,970                  1,919 (g,h)
37.42%                                                   09/15/34                        3,244                  2,862 (c,e)
Federal Home Loan Mortgage STRIPS
3.07%                                                    08/01/27                           43                     38 (c,e,g)
Federal National Mortgage Assoc.
1.20%                                                    12/25/42                        3,069                     66 (f,g,h,k)
4.00%                                                    02/25/28                           84                     84 (g)
4.50%                                                    05/25/18                        1,279                     52 (f,g,k)
4.75%                                                    11/25/14                          435                      8 (f,g,k)
5.00%                                                    08/25/17 - 02/25/32             7,737                    596 (f,g,k)
5.00%                                                    10/25/35 - 08/25/38             5,657                  5,730
5.50%                                                    01/25/33                        2,656                  2,753
6.48%                                                    10/25/29                        4,342                    342 (f,g,h,k)
6.98%                                                    05/25/18                        1,506                    174 (f,g,h,k)
7.08%                                                    09/25/42                       11,239                  1,592 (f,g,h,k)
7.18%                                                    08/25/16                        1,939                     90 (f,g,h,k)
Federal National Mortgage Assoc. (Class 1)
4.10%                                                    11/01/34                        4,342                  4,058 (c,e,g)
4.50%                                                    09/01/35 - 01/01/36            16,739                  1,723 (f,k)
5.00%                                                    05/25/38                        5,228                    574 (f,k)
Federal National Mortgage Assoc. (Class 2)
4.50%                                                    08/01/35                        5,096                    487 (f,g,k)
5.00%                                                    08/01/34 - 03/25/38            14,234                  1,679 (f,k)
5.50%                                                    12/01/33                        1,446                    155 (f,g,k)
7.50%                                                    11/01/23                          798                    166 (f,g,k)
8.00%                                                    08/01/23 - 07/01/24               384                     59 (f,g,k)
8.50%                                                    03/01/17 - 07/25/22               587                    101 (f,g,k)
9.00%                                                    05/25/22                          189                     34 (f,g,k)
Federal National Mortgage Assoc. REMIC
4.50%**                                                  11/25/13                           93                      - (f,g,k)
15.46%                                                   03/25/31                        3,610                  3,914 (g,h)
Federal National Mortgage Assoc. REMIC (Class B)
1.31%                                                    12/25/22                          185                    177 (c,e,g)
Federal National Mortgage Assoc. REMIC (Class H)
5.00%                                                    10/25/22                        1,788                    110 (f,g,k)
Federal National Mortgage Assoc. REMIC (Class K)
1008.00%                                                 05/25/22                            -                      6 (f,g,k)
Government National Mortgage Assoc.
1.01%                                                    11/06/46                        7,605                    384 (f,g,h,j,k)
                                                                                                               44,333

Asset Backed - 6.7%
AmeriCredit Automobile Receivables Trust
0.51%                                                    04/07/14                        8,250                  5,080 (c,j)
Avis Budget Rental Car Funding AESOP LLC (Class A)
1.57%                                                    04/20/11                        8,000                  6,594 (c,j)
Bayview Financial Acquisition Trust (Class A)
1.20%                                                    02/28/44                        3,355                  2,671 (h)
Bear Stearns Asset Backed Securities Trust (Class A)
0.84%                                                    01/25/34                          297                    177 (c)
Capital Auto Receivables Asset Trust (Class A)
1.34%                                                    01/15/10                        1,573                  1,559 (a,g,h)
Capital One Auto Finance Trust
0.46%                                                    04/15/12                       13,789                 12,548 (c,g)
Chase Funding Mortgage Loan Asset-Backed Certificates
5.75%                                                    05/25/32                          349                    139 (g,h)
Chase Issuance Trust (Class A)
1.22%                                                    11/15/11                       14,000                 13,844 (c,j)
Countrywide Asset-Backed Certificates
0.73%                                                    07/25/34                        1,683                  1,324 (c)
1.04%                                                    02/25/35                        3,822                  3,335 (g,h)
1.38%                                                    05/25/33                           25                     15 (h)
Countrywide Asset-Backed Certificates (Class 2)
1.12%                                                    06/25/33                           20                      6 (h)
Countrywide Asset-Backed Certificates (Class A)
0.84%                                                    08/25/34                           87                     70 (c,g)
1.08%                                                    08/25/32                          170                     67 (g,h)
1.18%                                                    04/25/32                          103                     56 (g,h)
1.32%                                                    03/25/33                          559                    330 (h)
Countrywide Home Equity Loan Trust  (Class 2)
0.70%                                                    01/15/30                        4,372                  2,142 (c)
Discover Card Master Trust I
1.21%                                                    04/15/10                        5,000                  4,765 (c,j)
Discover Card Master Trust I (Class A)
1.23%                                                    04/17/12                       25,700                 25,201 (c,g,j)
First Franklin Mortgage Loan Asset Backed Certificates
0.73%                                                    11/25/36                        1,857                  1,190 (c)
First Franklin Mortgage Loan Asset Backed Certificates  (Class M)
1.85%                                                    03/25/35                       10,000                  6,627 (c,j)
First Horizon Asset Back Trust (Class A)
0.69%                                                    02/25/34                        1,243                    904 (c)
Fleet Home Equity Loan Trust (Class A)
0.72%                                                    01/20/33                        1,026                    624 (c)
Ford Credit Floorplan Master Owner Trust (Class A)
9.38%                                                    06/15/11                       13,500                 12,484 (c)
GMAC Mortgage Corp Loan Trust (Class 2)
0.65%                                                    08/25/35                        3,824                    882 (c,j)
GSAA Trust
0.53%                                                    10/25/36                        1,963                  1,551 (c)
0.87%                                                    05/25/34                          481                    228 (c)
1.65%                                                    01/25/36                       10,000                  2,037 (c,j)
GSAMP Trust
0.62%                                                    12/25/35                        3,442                  3,243 (c)
Indymac Residential Asset Backed Trust
0.52%                                                    11/25/36                          250                    246 (c)
1.51%                                                    11/25/36                       10,449                  7,599 (c,j)
Indymac Residential Asset Backed Trust (Class M)
2.52%                                                    04/25/47                        1,018                     18 (g,h,j)
Indymac Seconds Asset Backed Trust
0.57%                                                    05/25/36                          580                    541 (c)
Irwin Home Equity Corp.
0.62%                                                    02/25/36                          464                    134 (a,c)
JP Morgan Mortgage Acquisition Corp.
0.51%                                                    01/25/36                          362                    358 (c)
1.55%                                                    02/25/33                        4,300                  1,720 (c,g,j)
Long Beach Mortgage Loan Trust
0.57%                                                    05/25/36                        1,514                  1,325 (c,j)
0.75%                                                    09/25/35                        1,116                    929 (c)
1.56%                                                    05/25/36                        2,000                    638 (c,g,j)
Mid-State Trust
9.62%                                                    07/01/35                          769                    603 (c,g)
Nissan Auto Lease Trust
0.40%                                                    02/15/13                        4,851                  4,636 (c,j)
Option One Mortgage Loan Trust
1.53%                                                    07/25/37                        5,000                  2,391 (c,g,j)
Option One Mortgage Loan Trust (Class A)
1.36%                                                    02/25/33                          346                    180 (h)
Peco Energy Transition Trust
6.52%                                                    12/31/10                        2,219                  2,323 (g)
Residential Asset Mortgage Products Inc.
0.51%                                                    03/25/34                           18                     16 (c,g)
Residential Asset Mortgage Products Inc. (Class A)
1.08%                                                    06/25/32                          101                     71 (h)
Residential Asset Securities Corp.
0.57%                                                    06/25/36                        1,068                  1,000 (c,j)
1.02%                                                    07/25/32                          315                    143 (g,h)
Residential Asset Securities Corp. (Class A)
1.10%                                                    06/25/33                          624                    354 (h)
1.16%                                                    11/25/33                          571                    308 (h)
4.16%                                                    07/25/30                          193                    178 (g,h)
Residential Funding Mortgage Securities II Inc. (Class A)
0.68%                                                    02/25/34                          124                     45 (c)
SLM Student Loan Trust (Class A)
1.37%                                                    06/15/18                          376                    347 (g,h)
Triad Auto Receivables Owner Trust (Class A)
0.31%                                                    02/12/14                       11,000                  8,752 (c,g,j)
Wachovia Asset Securitization Inc. (Class A)
0.69%                                                    06/25/34                          674                    286 (c)
Washington Mutual Master Note Trust
0.31%                                                    05/15/14                       10,000                  8,934 (c,j)
Wells Fargo Home Equity Trust
3.97%                                                    05/25/34                          694                    645 (g,h)
                                                                                                              154,413

Corporate Notes - 22.0%
Abbott Laboratories
5.88%                                                    05/15/16                        4,138                  4,438 (g)
Anheuser-Busch InBev Worldwide Inc.
7.20%                                                    01/15/14                        2,472                  2,590 (a)
7.75%                                                    01/15/19                        1,236                  1,232 (a)
Archer-Daniels-Midland Co.
6.45%                                                    01/15/38                        4,266                  4,254 (g)
Arizona Public Service Co.
6.25%                                                    08/01/16                        3,165                  2,792 (g)
AT&T Inc.
5.60%                                                    05/15/18                        4,622                  4,498 (g)
6.40%                                                    05/15/38                        5,262                  4,682 (g)
6.70%                                                    11/15/13                        3,500                  3,738 (g)
Bank of America Corp.
4.88%                                                    01/15/13                        7,000                  6,267 (g)
5.75%                                                    12/01/17                        8,335                  7,000 (g)
Berkshire Hathaway Finance Corp.
5.00%                                                    08/15/13                        8,945                  9,199
Bristol-Myers Squibb Co.
5.45%                                                    05/01/18                        2,588                  2,655 (g)
5.88%                                                    11/15/36                        2,145                  2,048 (g)
Cargill Inc.
5.20%                                                    01/22/13                        2,139                  2,093 (a,g)
6.00%                                                    11/27/17                        1,749                  1,643 (a,g)
Carolina Power & Light Co.
5.15%                                                    04/01/15                        1,500                  1,524 (g)
5.70%                                                    04/01/35                          815                    776 (g)
6.13%                                                    09/15/33                        1,590                  1,601 (g)
Chesapeake Energy Corp.
7.25%                                                    12/15/18                        5,371                  4,411
Citigroup, Inc.
4.88%                                                    05/07/15                        2,390                  1,551
6.50%                                                    08/19/13                       12,672                 11,645
Clarendon Alumina Production Ltd.
8.50%                                                    11/16/21                        1,325                    795 (a,g)
CME Group Inc.
5.40%                                                    08/01/13                        5,351                  5,427
Community Health Systems, Inc.
8.88%                                                    07/15/15                        5,370                  5,075
Consolidated Edison Company of New York, Inc.
5.85%                                                    04/01/18                        2,158                  2,138
6.65%                                                    04/01/19                        2,158                  2,224
Constellation Brands, Inc.
7.25%                                                    05/15/17                        5,371                  5,102
Corp Nacional del Cobre de Chile - CODELCO
7.50%                                                    01/15/19                        1,244                  1,401 (a)
COX Communications Inc.
6.25%                                                    06/01/18                        4,540                  4,033 (a)
7.13%                                                    10/01/12                        2,052                  2,043 (g)
7.75%                                                    11/01/10                        2,410                  2,454 (g)
Credit Suisse
6.00%                                                    02/15/18                        4,684                  4,085 (g)
CVS Caremark Corp.
5.75%                                                    06/01/17                        2,133                  2,080 (g)
Diageo Capital PLC
5.20%                                                    01/30/13                        2,074                  2,107 (g)
Dover Corp.
6.50%                                                    02/15/11                        1,930                  2,048 (g)
Duke Energy Indiana, Inc.
6.35%                                                    08/15/38                        3,212                  3,246
Dynegy Holdings Inc.
7.50%                                                    06/01/15                        5,370                  3,665
Eli Lilly & Co.
4.20%                                                    03/06/14                        4,026                  4,147
EOG Resources, Inc.
5.88%                                                    09/15/17                        3,854                  3,902
6.88%                                                    10/01/18                        3,250                  3,506
European Investment Bank
4.88%                                                    01/17/17                        7,300                  7,690
General Dynamics Corp.
5.25%                                                    02/01/14                        3,886                  4,144
Georgia-Pacific LLC
9.50%                                                    12/01/11                        5,573                  5,566
GlaxoSmithKline Capital Inc.
4.85%                                                    05/15/13                        3,394                  3,531
6.38%                                                    05/15/38                        2,132                  2,153
Globo Comunicacao e Participacoes S.A.
7.25%                                                    04/26/22                          290                    249 (a)
GTE Corp.
7.51%                                                    04/01/09                        2,125                  2,125 (g)
HCA Inc.
9.25%                                                    11/15/16                        5,368                  4,885
Hewlett-Packard Co.
5.50%                                                    03/01/18                        2,127                  2,181 (g)
HSBC Bank USA N.A.
4.63%                                                    04/01/14                        1,815                  1,701 (g)
7.00%                                                    01/15/39                        5,250                  5,134
HSBC Finance Corp.
6.75%                                                    05/15/11                        1,975                  1,760 (g)
HSBC Holdings PLC
6.50%                                                    05/02/36                          625                    516 (g)
IIRSA Norte Finance Ltd.
8.75%                                                    05/30/24                        3,141                  2,293 (a,g)
ING Capital Funding TR III
8.44%                                                    12/29/49                          924                    269 (g,h)
ING Groep N.V.
5.78%                                                    12/29/49                        1,389                    382 (g,h)
Intergen N.V.
9.00%                                                    06/30/17                        3,617                  3,273 (a,g)
International Business Machines Corp.
7.63%                                                    10/15/18                        2,400                  2,753
Johnson & Johnson
5.85%                                                    07/15/38                        5,350                  5,580
JP Morgan Chase & Co.
6.40%                                                    05/15/38                        3,248                  3,185
7.00%                                                    11/15/09                        3,965                  4,014 (g)
JPMorgan Chase Bank
5.88%                                                    06/13/16                        3,190                  2,984 (g)
Kellogg Co.
5.13%                                                    12/03/12                        1,964                  2,075
Kimberly-Clark Corp.
7.50%                                                    11/01/18                        1,152                  1,361
Kraft Foods Inc.
6.75%                                                    02/19/14                        1,140                  1,233
Kreditanstalt fuer Wiederaufbau
3.50%                                                    03/10/14                       18,965                 19,061
4.13%                                                    10/15/14                        7,696                  8,130
4.50%                                                    07/16/18                        4,964                  5,199
Majapahit Holding BV
7.25%                                                    10/17/11                        1,700                  1,556 (a)
Markel Corp.
7.35%                                                    08/15/34                        1,096                    865 (g)
McDonald's Corp.
5.80%                                                    10/15/17                        2,868                  3,083 (g)
6.30%                                                    03/01/38                        2,992                  3,081 (g)
Merck & Company Inc.
5.75%                                                    11/15/36                        1,589                  1,511 (g)
Merrill Lynch & Company Inc.
6.05%                                                    08/15/12                        2,147                  1,842
6.88%                                                    04/25/18                        4,433                  3,467
MetLife, Inc. (Series A)
6.82%                                                    08/15/18                        9,700                  8,328
Midamerican Energy Holdings Co.
6.13%                                                    04/01/36                        2,165                  1,920 (g)
Mizuho Financial Group Cayman Ltd.
8.38%                                                    12/29/49                        2,630                  2,049
Morgan Stanley
5.05%                                                    01/21/11                        2,295                  2,256
6.00%                                                    04/28/15                        2,134                  2,015
Morgan Stanley (Series F)
6.63%                                                    04/01/18                        2,100                  2,002
Munich Re America Corp. (Series B)
7.45%                                                    12/15/26                        1,935                  1,831 (g)
New York Life Global Funding
5.38%                                                    09/15/13                        2,268                  2,251 (a)
NGPL Pipeco LLC
7.12%                                                    12/15/17                        2,195                  2,013 (a)
Northern States Power Co.
6.25%                                                    06/01/36                        1,240                  1,286 (g)
NorthWestern Corp.
5.88%                                                    11/01/14                        3,875                  3,911 (g)
Novartis Capital Corp.
4.13%                                                    02/10/14                        2,384                  2,436
NRG Energy, Inc.
7.38%                                                    02/01/16                        5,370                  4,994
Oncor Electric Delivery Co.
5.95%                                                    09/01/13                        6,163                  5,971 (a)
OPTI Canada Inc.
8.25%                                                    12/15/14                        2,725                  1,219
Oracle Corp.
5.75%                                                    04/15/18                          852                    889
Pacific Gas & Electric Co.
5.80%                                                    03/01/37                        2,045                  1,945
Parker Hannifin Corp.
5.50%                                                    05/15/18                        3,249                  3,175
Pemex Finance Ltd.
9.03%                                                    02/15/11                        2,696                  2,723 (g)
PepsiCo, Inc.
5.00%                                                    06/01/18                        6,708                  6,940
7.90%                                                    11/01/18                        3,092                  3,799
Petroleos Mexicanos
8.00%                                                    05/03/19                          622                    606 (a)
Pfizer Inc.
6.20%                                                    03/15/19                        2,326                  2,479
7.20%                                                    03/15/39                        1,160                  1,244
Potomac Electric Power Co.
7.90%                                                    12/15/38                          866                    978
President and Fellows of Harvard College
5.00%                                                    01/15/14                        2,500                  2,612 (a)
Princeton University (Series A)
4.95%                                                    03/01/19                          809                    805
5.70%                                                    03/01/39                          694                    681
Public Service Company of Colorado
7.88%                                                    10/01/12                        3,330                  3,726 (g)
Rogers Communications, Inc.
6.80%                                                    08/15/18                        5,926                  5,923
Sabine Pass LNG LP
7.25%                                                    11/30/13                        1,825                  1,287
7.50%                                                    11/30/16                        3,310                  2,218
Safeway Inc.
6.25%                                                    03/15/14                        1,820                  1,910
Security Benefit Life Insurance
8.75%                                                    05/15/16                        2,190                    876 (a)
Southern California Edison Co.
5.50%                                                    08/15/18                        7,286                  7,536
Standard Bank London Holdings PLC for NAK Naftogaz Ukrainy
8.13%                                                    09/30/09                        2,300                  1,375
Standard Chartered Bank Hong Kong Ltd.
4.38%                                                    12/03/14                        3,730                  2,779 (h)
Telecom Italia Capital S.A.
6.20%                                                    07/18/11                        3,491                  3,428
Telefonica Emisiones SAU
5.86%                                                    02/04/13                        3,075                  3,184
Terex Corp.
8.00%                                                    11/15/17                        3,036                  2,459
Tesco PLC
5.50%                                                    11/15/17                        1,800                  1,771 (a)
The Bank of New York Mellon Corp.
4.95%                                                    11/01/12                        5,000                  5,103
The Bear Stearns Companies LLC
5.85%                                                    07/19/10                        3,102                  3,109 (g)
6.95%                                                    08/10/12                        6,270                  6,385 (g)
The Goldman Sachs Group, Inc.
6.15%                                                    04/01/18                        4,294                  3,922
6.60%                                                    01/15/12                        7,250                  7,240 (g)
The Kroger Co.
6.15%                                                    01/15/20                        5,378                  5,319
The Potomac Edison Co.
5.35%                                                    11/15/14                        1,520                  1,461 (g)
The Procter & Gamble Co.
4.60%                                                    01/15/14                        2,280                  2,413
5.50%                                                    02/01/34                        1,154                  1,128
The Travelers Companies, Inc.
5.80%                                                    05/15/18                        2,150                  2,086
Thomson Reuters Corp.
5.95%                                                    07/15/13                        4,282                  4,183
6.50%                                                    07/15/18                        2,144                  1,997
TIAA Global Markets Inc.
4.95%                                                    07/15/13                        2,919                  2,874 (a)
Time Warner Cable Inc.
6.20%                                                    07/01/13                        5,420                  5,276
6.75%                                                    07/01/18                        4,394                  4,125
8.75%                                                    02/14/19                        3,498                  3,714
TransCanada Pipelines Ltd.
6.50%                                                    08/15/18                          857                    855
Transocean Inc.
6.00%                                                    03/15/18                        2,121                  1,998
UBS Luxembourg S.A. for OJSC Vimpel Communications
8.00%                                                    02/11/10                        2,400                  2,287
UBS Preferred Funding Trust I
8.62%                                                    10/29/49                        1,849                    742 (h)
Union Electric Co.
6.70%                                                    02/01/19                        4,046                  3,854
United Technologies Corp.
6.13%                                                    07/15/38                        2,433                  2,470
Vedanta Resources PLC
6.63%                                                    02/22/10                          859                    829
Verizon Communications Inc.
5.25%                                                    04/15/13                        3,046                  3,109
6.40%                                                    02/15/38                        1,350                  1,224
6.90%                                                    04/15/38                        2,140                  2,070
8.75%                                                    11/01/18                        4,470                  5,114
Verizon Global Funding Corp.
7.25%                                                    12/01/10                        3,889                  4,109 (g)
Verizon Pennsylvania, Inc.
8.75%                                                    08/15/31                        2,125                  2,162 (g)
Verizon Wireless Capital LLC
5.55%                                                    02/01/14                        6,882                  6,888 (a)
7.38%                                                    11/15/13                        6,113                  6,554 (a)
Walgreen Co.
4.88%                                                    08/01/13                        7,824                  8,291
5.25%                                                    01/15/19                        3,687                  3,698
Wal-Mart Stores, Inc.
5.80%                                                    02/15/18                        4,270                  4,668
6.20%                                                    04/15/38                        3,254                  3,298
Wells Fargo & Co.
5.63%                                                    12/11/17                        1,045                    953
Westar Energy, Inc.
7.13%                                                    08/01/09                        2,215                  2,206 (g)
Wyeth
5.50%                                                    03/15/13                        5,569                  5,798
XTO Energy Inc.
6.38%                                                    06/15/38                        1,677                  1,456
6.50%                                                    12/15/18                          933                    927
                                                                                                              506,672

Non-Agency Collateralized Mortgage Obligations - 4.9% Banc of America Commercial
Mortgage Inc.
5.32%                                                    09/10/47                        3,131                  2,681 (g)
Banc of America Commercial Mortgage Inc. (Class A)
1.00%                                                    06/10/49                        4,560                  3,092
Banc of America Commercial Mortgage Inc. (Class C)
5.70%                                                    04/10/49                        2,000                    310 (g,h,j)
Banc of America Funding Corp.
5.61%                                                    03/20/36                        1,735                    238 (g,h,j)
5.74%                                                    02/20/36                        2,970                    680 (g,h,j)
Banc of America Mortgage Securities Inc. (Class B)
5.36%                                                    01/25/36                        1,827                    296 (g,h)
5.54%                                                    02/25/36                        1,380                    287 (g,h)
Bear Stearns Commercial Mortgage Securities
5.41%                                                    03/11/39                        1,472                  1,346 (g,h)
5.48%                                                    10/12/41                        4,563                  4,116 (g)
Bear Stearns Commercial Mortgage Securities (Class A)
5.92%                                                    06/11/50                        2,225                  1,055 (h)
Bear Stearns Commercial Mortgage Securities (Class D)
5.99%                                                    09/11/42                          700                    100 (g,h,j)
Citigroup Commercial Mortgage Trust
5.70%                                                    12/10/49                        6,190                  4,252 (g,h)
Countrywide Alternative Loan Trust
5.96%                                                    05/25/36                          643                      3 (g,h,j)
6.00%                                                    03/25/36 - 08/25/36             2,723                     34 (g,j)
Countrywide Alternative Loan Trust (Class B)
6.00%                                                    05/25/36 - 08/25/36             1,603                     46 (g,j)
Credit Suisse Mortgage Capital Certificates
5.47%                                                    09/15/39                        3,967                  2,622 (g)
Credit Suisse Mortgage Capital Certificates (Class C)
5.64%                                                    02/25/36                          969                     80 (g,h,j)
Crusade Global Trust (Class A)
CS First Boston Mortgage Securities Corp.
0.66%                                                    07/15/37                       47,511                    690 (g,h,j)
1.38%                                                    03/15/35                       53,308                    689 (g,h,j)
5.25%                                                    08/25/34                        1,094                    934 (g)
5.34%                                                    10/25/35                        1,636                    164 (g,h,j)
First Horizon Alternative Mortgage Securities (Class B)
5.98%                                                    05/25/36                          422                      4 (g,h,j)
GMAC Commercial Mortgage Securities Inc.
6.47%                                                    04/15/34                        1,899                  1,896 (g)
GMAC Commercial Mortgage Securities Inc. (Class X)
0.66%                                                    12/10/41                       67,020                    753 (g,h,j)
GS Mortgage Securities Corp. II
5.80%                                                    08/10/45                        2,980                  2,034 (h)
Impac CMB Trust
0.73%                                                    04/25/35                        1,917                    960 (c,g)
Impac CMB Trust (Class 1)
0.83%                                                    10/25/34                        4,498                  2,594 (c)
Impac Secured Assets CMN Owner Trust
0.86%                                                    03/25/36                        2,888                  1,107 (c)
Impac Secured Assets CMN Owner Trust (Class A)
0.72%                                                    11/25/36                        9,785                  1,564 (c,g)
Indymac INDA Mortgage Loan Trust
5.13%                                                    01/25/36                          473                     20 (g,h,j)
Indymac INDA Mortgage Loan Trust (Class B)
5.13%                                                    01/25/36                          951                    373 (g,h,j)
Interstar Millennium Trust (Class A)
1.72%                                                    03/14/36                          582                    561 (h)
JP Morgan Alternative Loan Trust
0.53%                                                    08/25/36 - 10/25/36             3,008                  2,627 (c)
JP Morgan Chase Commercial Mortgage Securities Corp.
1.11%                                                    01/12/39                       34,084                    591 (g,h,j)
6.06%                                                    02/15/51                        3,070                  1,241 (h)
6.07%                                                    02/12/51                        6,200                  2,980
6.20%                                                    02/12/51                        1,080                     59 (g,h,j)
6.47%                                                    11/15/35                        5,391                  5,385 (g)
LB-UBS Commercial Mortgage Trust
0.27%                                                    02/15/40                       51,580                    693 (g,h,j)
0.51%                                                    03/15/36                       66,726                  1,483 (g,h,j)
0.66%                                                    09/15/39                      133,777                  2,834 (g,h,j)
0.76%                                                    01/18/12                       62,068                    888 (g,h,j)
1.00%                                                    01/15/36                       21,797                    842 (g,j)
4.06%                                                    09/15/27                        3,924                  3,878 (g,h)
5.86%                                                    07/15/40                        3,070                  2,110 (h)
6.23%                                                    03/15/26                          708                    710 (g)
LB-UBS Commercial Mortgage Trust (Class A)
6.13%                                                    12/15/30                        1,777                  1,750 (g)
LB-UBS Commercial Mortgage Trust (Class B)
6.65%                                                    07/14/16                          750                    703 (a,g)
LB-UBS Commercial Mortgage Trust (Class F)
6.24%                                                    07/15/40                        1,915                    106 (g,h,j)
LB-UBS Commercial Mortgage Trust (Class X)
0.27%                                                    12/15/39                       51,637                    587 (g,h,j)
0.35%                                                    03/15/32                       53,533                    210 (g,h,j)
Lehman Brothers Floating Rate Commercial Mortgage Trust
1.46%                                                    10/15/17                        7,000                  5,350 (c,g,j)
1.51%                                                    10/15/17                        4,000                  2,910 (c,g,j)
MASTR Alternative Loans Trust
5.00%                                                    08/25/18                        1,631                    163 (f,g,k)
Medallion Trust (Class A)
1.29%                                                    08/22/36                        1,675                  1,587 (h)
MLCC Mortgage Investors Inc.
5.31%                                                    02/25/36                        1,505                    135 (g,h)
Morgan Stanley Capital I
1.10%                                                    01/15/21                        8,200                  2,460 (a,h)
5.28%                                                    12/15/43                        2,021                  1,756 (g)
5.33%                                                    12/15/43                        2,021                  1,483 (g)
5.39%                                                    11/12/41                        4,629                  1,171 (g,h)
5.44%                                                    02/12/44                        2,017                  1,461 (a,g)
5.45%                                                    02/12/44                        1,080                    756 (h)
5.69%                                                    04/15/49                       14,950                  9,706 (g,h)
5.71%                                                    07/12/44                        3,000                  2,404 (g)
5.88%                                                    06/11/49                        4,050                  2,915 (h)
7.11%                                                    04/15/33                          667                    667 (g,h)
Morgan Stanley Capital I (Class A)
5.36%                                                    02/12/44                        3,000                  2,575 (g)
5.81%                                                    12/12/49                        1,490                  1,037
Morgan Stanley Dean Witter Capital I (Class A)
5.72%                                                    12/18/32                           40                     40 (g)
6.54%                                                    02/15/31                          243                    243 (g)
MortgageIT Trust (Class A)
0.77%                                                    08/25/35                        3,878                  1,901 (c)
National RMBS Trust
1.40%                                                    03/20/34                          807                    775 (h)
Nomura Asset Securities Corp. (Class A)
6.59%                                                    03/15/30                          166                    166 (g)
Opteum Mortgage Acceptance Corp.
0.77%                                                    02/25/35                        1,225                  1,063 (c,g)
Residential Accredit Loans Inc.
5.97%                                                    01/25/36                          852                     51 (g,h,j)
6.00%                                                    01/25/36                        2,475                    138 (g,j)
Residential Funding Mortgage Securities I
5.75%                                                    01/25/36                          573                    117 (g)
5.75%                                                    01/25/36                        1,144                    264 (g,j)
Sequoia Mortgage Trust
0.73%                                                    06/20/34                          223                    138 (c,g)
Structured Asset Securities Corp. (Class X)
2.17%**                                                  02/25/28                        5,364                      - (h,j)
Thornburg Mortgage Securities Trust (Class A)
1.20%                                                    04/25/43                          426                    378 (h)
Wachovia Bank Commercial Mortgage Trust (Class E)
5.90%                                                    02/15/51                        6,030                    404 (h,j)
WaMu Mortgage Pass Through Certificates
0.80%                                                    01/25/45                        1,065                    448 (c,g)
0.81%                                                    01/25/45                          819                    359 (c)
WaMu Mortgage Pass Through Certificates (Class A)
0.80%                                                    07/25/44                        1,319                    569 (c)
Wells Fargo Mortgage Backed Securities Trust
5.39%                                                    08/25/35                        4,133                    488 (g,h)
5.50%                                                    01/25/36 - 03/25/36             3,118                    745 (g)
Wells Fargo Mortgage Backed Securities Trust (Class B)
5.50%                                                    03/25/36                        2,874                    701 (g)
                                                                                                              112,782

Sovereign Bonds - 0.9%
Government of Brazil
5.88%                                                    01/15/19                        1,200                  1,167
8.00%                                                    01/15/18                        2,096                  2,287 (g)
Government of Colombia
7.38%                                                    03/18/19 - 09/18/37             2,100                  1,948
Government of Dominican
9.50%                                                    09/27/11                        1,955                  1,818
Government of Indonesia
10.38%                                                   05/04/14                          700                    730 (a)
11.63%                                                   03/04/19                          900                    979 (a)
Government of Israel
5.13%                                                    03/26/19                          700                    705
Government of Manitoba Canada
4.90%                                                    12/06/16                        2,120                  2,174 (g)
Government of Panama
6.70%                                                    01/26/36                        1,965                  1,724
Government of Philippine
8.38%                                                    06/17/19                        1,400                  1,526
Government of Quebec Canada
7.50%                                                    09/15/29                        3,115                  4,015
Government of Venezuela
5.38%                                                    08/07/10                        1,086                    930
                                                                                                               20,003


Total Bonds and Notes                                                                                        ,274,285
 (Cost $2,401,586)

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Other Investments - 0.2%
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

GEI Investment Fund                                                                                             6,230 (i)
 (Cost $11,981)

Total Investment in Securities                                                                               ,280,515
 (Cost $2,413,567)

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Short-Term Investments - 18.2%
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

Time Deposit - 2.9%
State Street Corp.
0.01%                                                    04/01/09                       66,325                 66,325 (d)

U.S. Governments - 15.3%
Federal Home Loan Bank Discount Notes
0.25%                                                    07/01/09                       50,000                 49,973 (c)
0.32%                                                    06/08/09                        9,190                  9,187 (c)
0.50%                                                    07/06/09                       23,000                 22,987 (c)
Federal Home Loan Mortgage Corp. Discount Notes
0.36%                                                    07/06/09                       15,743                 15,734 (c)
0.39%                                                    05/18/09                       48,630                 48,622 (c)
0.50%                                                    07/20/09                       35,000                 34,977 (c)
Federal National Mortgage Assoc. Discount Notes
0.20%                                                    04/29/09                       70,000                 69,997 (c)
U.S. Treasury Bill
0.17%                                                    07/02/09                       25,000                 24,988 (c)
0.21%                                                    06/04/09                       50,000                 49,986 (c)
0.31%                                                    05/07/09                       25,000                 24,997 (c)
                                                                                                              351,448

Total Short-Term Investments                                                                                  417,773
 (Cost $417,679)

Total Investments                                                                                            ,698,288
 (Cost $2,831,246)

Liabilities in Excess of Other Assets, net - (17.4)%                                                         (400,327)


                                                                                                           ----------
NET ASSETS - 100.0%                                                                                        $2,297,961
                                                                                                           ==========




--------------------------------------------------------------------------------
Other Information
--------------------------------------------------------------------------------


The S&S Income Fund had the following long futures contracts open at March 31, 2009 (unaudited):

             Description                                     Expiration date       Number of        Current Notional   Unrealized
                                                                                   Contracts            Value          Appreciation
------------------------------------------------------------------------------------------------------------------------------------
2 Yr. U.S.Treasury Notes Futures                                June 2009            1648             $ 359,084        $ 1,533
10 Yr. U.S.Treasury Notes Futures                               June 2009            1748               216,889          5,312


                                                                                                                   ---------------
                                                                                                                          $ 6,845
                                                                                                                   ===============


            Notes to Schedules of Investments (dollars in thousands)
                           March 31, 2009 (unaudited)
--------------------------------------------------------------------------------


(a) Pursuant to Rule 144A of the Securities Act of 1933, these Securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2009, these securities amounted to $61,600; or 2.68% of net assets for the GE S&S Income Fund. These securities have been determined to be liquid using procedures established by the Board of Trustees.

(b) Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(c)      Coupon amount represents effective yield.

(d) State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund's custodian and accounting agent.

(e) Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the "principal only" holder.

(f) Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.

(g) At March 31, 2009, all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA's.

(h) Variable or floating rate security. The stated rate represents the rate at March 31, 2009.

(i) GEAM, the investment adviser of the Fund, also serves as investment adviser of the Trust.

(j) Illiquid Securities at March 31, 2009, these securities amounted to $131,050; or 5.70% of net assets for the GE S&S Income Fund. These securities have been determined to be illiquid using procedures established by the Board of Trustees.

(k) Coupon amount represents the coupon of the underlying mortgage securities on which monthly interest payments are based

+  Percentages are based on net assets as of March 31, 2009.

*  Less than 0.1%

** Par value less than 500



Abbreviations:

REMIC       Real Estate Mortgage Investment Conduit
STRIPS      Separate Trading of Registered Interest and Principal of Security
TBA         To be announced



Fair Value Disclosure


The funds adopted FASB Statement No. 157, Fair Value Measurements (FAS 157). FAS 157 establishes a single definition of fair value, a framework for measuring fair value, and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the funds' investments. These inputs are classified into three broad levels:

Level 1 includes quoted prices in active markets of securities identical to those of the funds.

Level 2 includes: 1) quoted prices in active markets for similar securities to those of the funds; 2)quoted prices for identical or similar securities to those of the funds that trade in markets in which there are few transactions or the quoted prices are not current; 3) prices based on observable market data such as interest rates and yield curves, volatilities, bond prepayment speeds, and credit risk and; 4) prices based principally on observable market data by use of correlation techniques or other means.

Level 3 includes unobservable market inputs used to fair value securities. These inputs are based on assumptions that market participants would use to price securities and may include the adviser's own assumptions.

Other financial instruments are derivative instruments that are not reflected in Total Investments,such as futures, forwards, swaps, and written options contracts, which are valued based on the unrealized appreciation/depreciation of the instrument.


S&S Income Fund

		Level 1		Level 2		Level 3		Total
Investments in
   Securities	$-            $2,650,181      $48,107      $2,698,288
Other Financial
   Instruments  $6,846        $-	      $-	   $6,846

Following is a reconciliation of securities activity based on Level 3 inputs for which unobservable market inputs were used to determine fair value.


					investments	other financial
					in securities	instruments
Balance at 12/31/08			$164,315	$-
   Accrued discounts/premiums		$(170)   	$-
   Realized gain (loss)			$(16,174)       $-
   Change in unrealized appreciation
                         (depreciation)	$(20,611)       $-
   Net purchases (sales)		$(87,176)       $-
   Net transfers in and out of Level 3  $7,923	        $-
Balance at 3/31/09			$48,107         $-
Change in unrealized loss relating to
securities still held at 3/31/09        $(22,449)       $-


Derivatives Disclosure.


The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives.The Fund may use futures contracts to gain exposure to, or hedge against changes in the value of equities, interest rates or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker, either in cash or securities, an intitial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Fund.
Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss.With futures contracts, there is minimal counterparty credit risk to the Fund since futures contracts are exchange traded and the exchange's clearinghouse, as counterparty to all traded futures, guarantees the futures against default.

Show below are the derivative contracts entered into by the Fund, summarized by primary risk exposure.

Derivatives not               Asset Derivatives March 31, 2009
accounted for as he-                         Notional Value/
dging instruments         Balance            No.of Contracts     Fair
under FASB Statement 133  Sheet Location     Long/(Short)        Value

S&S Income Fund

Interest Rate Contracts	  Receivables, Net    504,400,000      6,845,726*
			  Assets - Unrealized
			  Appreciation


* Includes cumulative appreciation/depreciation of futures contracts as reported in theSchedule of Investments. Only the current day's variation margin is reported within theStatement of Assets and Liabilities.



ITEM 2. CONTROLS AND PROCEDURES.

     (a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.


     (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 3. EXHIBITS.

     Separate certifications by the registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT



                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

General Electric S&S Income Fund

By:   //S/JAMES W.IRELAND
      James W.Ireland
      Trustee, President and Chief Executive Officer
      GE Asset Management Incorporated

Date:  May 26, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /S/JAMES W.IRELAND
      James W.Ireland
      Trustee, President and Chief Executive Officer
      GE Asset Management Incorporated


Date:  May 26, 2009


By:   /S/SCOTT RHODES
      Scott Rhodes
      Treasurer, S&S Funds

Date:  May 26, 2009